Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		90 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013
Cash Flows from operations: [Abstract]
Net (loss)	$ (726,854)	$ (24,235)	$ (1,527,911)
Adjustments to reconcile net (loss) to net cash (used in) operating activities: [Abstract]
Expenses converted to notes payable			273,000
Deprecation and amortization expense	2,537	1,001	16,286
Stock compensation		5,638	87,501
Stock options / amortization of stock options	444,166		666,249
Changes in operating assets and liabilties: [Abstract]
Increase in prepaid expenses	5,000
Increase (decrease) in accounts payable and accrued expenses	60,594	(1,319)	132,689
Increase in related party payables	112,908	19,100	133,359
Net cash (used in) operating activities	(101,649)	185	(218,827)
Cash Flows from investing activities: [Abstract]
Purchase of property and equipment	(10,764)		(12,432)
Purchase of software license	(5,256)		(5,256)
Product development costs	(5,818)	(181)	(50,625)
Net cash (used in) investing activities	(21,838)	(181)	(68,313)
Cash Flows from financing activities: [Abstract]
Proceeds from related party loans			513,400
Repayment of related party loans	(133,455)		(202,031)
Proceeds from issuance of common stock			6,250
Net cash provided by financing activities	(133,455)		317,619
Net increase (decrease) in cash	(256,942)	4	30,479
Cash - end of period	30,479	163	30,479
NON-CASH ACTIVITIES [Abstract]
100-1 reverse stock split			7,500
Recapitalization due to share exchange			(45,626)
SUPPLEMENTAL INFORMATION [Abstract]
Interest paid
Income taxes paid